PRIVATE PLACEMENT (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)						3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	May 25, 2021	May 07, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			101,000,000
Shares issued price per share			$ 10.10
Proceeds from private placement							$ 4,511,301		$ 4,511,301
Broad Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering				80,000	2,875,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			446,358
Shares issued price per share			$ 10.00
Proceeds from private placement			$ 4,463,580
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering	159,069	159,069
Shares issued price per share	$ 10.00
Proceeds from over allotment		$ 1,606,597
Over-Allotment Option [Member] | Broad Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			4,772
Shares issued price per share			$ 10.00
Proceeds from private placement			$ 47,720